Fees Summary	Jun. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 225,000
Previously Paid Amount	0.00
Total Fee Amount	31.07
Total Offset Amount	0.00
Net Fee	31.07
Narrative - Max Aggregate Offering Price	$ 225,000
Final Prospectus	true